================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22314
                                                     ---------

      Oppenheimer Corporate Bond Fund (formerly Investment Grade Bond Fund)
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/29/2011
                                                ----------

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                            ----------   ------------
MORTGAGE-BACKED OBLIGATIONS--5.5%
Banc of America Commercial Mortgage Trust 2006-5,
Commercial Mtg. Pass-Through Certificates, Series
2006-5, Cl. AM, 5.448%, 9/1/47                              $   50,000   $     51,344
Banc of America Commercial Mortgage Trust 2007-5,
Commercial Mtg. Pass-Through Certificates, Series
2007-5, Cl. AM, 5.772%, 2/1/51                                 120,000        124,265
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 1 A2,
2.866%, 3/1/36 (1)                                             131,327        107,415
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37          120,000        122,896
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7, Commercial Mtg. Pass-Through Certificates,
Series 2006-LDP7, 6.061%, 4/1/45 (1)                           110,000        118,323
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
1A4, 2.672%, 12/1/35 (1)                                       202,881        179,348
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
1A1, 4.547%, 12/1/36 (1)                                       251,441        201,288
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series 2007-PA5,
Cl. 1A1, 6.25%, 11/1/37                                         58,636         51,048
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A3, 2.767%, 3/1/36 (1)                                        214,689        189,562
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 2.811%, 3/25/36 (1)                                       206,397        182,607
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1,
6.109%, 11/1/37 (1)                                            213,485        178,052
                                                                         ------------
Total Mortgage-Backed Obligations (Cost $1,476,039)                         1,506,148

CORPORATE BONDS AND NOTES--89.7%

CONSUMER DISCRETIONARY--11.7%

AUTOMOBILES--0.8%
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31         155,000        212,705

DIVERSIFIED CONSUMER SERVICES--0.4%
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                         105,000        113,400

HOTELS, RESTAURANTS & LEISURE--2.2%
Darden Restaurants, Inc., 6.80% Sr. Unsec. Unsub. Nts.,
10/15/37                                                       100,000        110,041

Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
8/15/15 (2)                                                    225,000        235,332

Marriott International, Inc., 6.20% Sr. Unsec. Unsub.
Nts., 6/15/16                                                  220,000        248,343
                                                                         ------------
                                                                              593,716

HOUSEHOLD DURABLES--1.2%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
6/15/14                                                         96,000        106,572

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                            ----------   ------------
HOUSEHOLD DURABLES CONTINUED
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22              $  113,000   $    113,283
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                            33,000         35,132
8% Sr. Unsec. Nts., 5/1/12                                      80,000         85,035
                                                                         ------------
                                                                              340,022

LEISURE EQUIPMENT & PRODUCTS--0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                 28,000         30,000
6.125% Sr. Unsec. Nts., 6/15/11                                 30,000         30,155
                                                                         ------------
                                                                               60,155

MEDIA--5.3%
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40                    93,000         99,249
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 3/1/41                                 258,000        270,999
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                         105,000        115,884
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec.
Nts., 7/15/17                                                   95,000        113,763
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                97,000        113,490
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41 (2)         104,000        106,478
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub. Nts.,
11/15/40                                                       140,000        137,191
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                   42,000         47,286
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                 159,000        189,567
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21 (2)                               123,000        126,158
6.50% Sr. Sec. Nts., 1/15/18                                   100,000        110,000
                                                                         ------------
                                                                            1,430,065

MULTILINE RETAIL--1.1%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21         287,000        285,992

SPECIALTY RETAIL--0.5%
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20 (2)      133,000        133,831

CONSUMER STAPLES--5.2%

BEVERAGES--1.7%
Anheuser-Busch Inbev Worldwide, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 1/15/19                                           190,000        238,733
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14          102,000        116,535
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36        100,000        108,129
                                                                         ------------
                                                                              463,397

FOOD & STAPLES RETAILING--0.7%
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts.,
9/15/39                                                         83,000         86,666
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41          99,000        102,662
                                                                         ------------
                                                                              189,328

FOOD PRODUCTS--1.6%
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds,
3/1/41                                                          99,000        105,629
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19       100,000        121,812
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40        100,000        112,081
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18           105,000        113,269
                                                                         ------------
                                                                              452,791

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ----------   ------------
TOBACCO--1.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39            $  111,000   $    163,167
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20            140,000        154,503
                                                                           ------------
                                                                                317,670

ENERGY--9.5%
ENERGY EQUIPMENT & SERVICES--2.9%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                        227,000        229,796
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                     148,000        157,395
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds,
8/1/36                                                           165,000        170,932
Weatherford International Ltd. Bermuda, 5.125% Sr.
Unsec. Unsub. Nts., 9/15/20                                      225,000        230,535
                                                                           ------------
                                                                                788,658

OIL, GAS & CONSUMABLE FUELS--6.6%
Apache Corp., 5.10% Sr. Unsec. Unsub. Nts., 9/1/40               100,000         96,385
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts.,
4/1/20                                                           326,000        366,448
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                      46,000         48,232
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec.
Unsub. Nts., 9/1/39                                              149,000        158,968
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18 (3)     114,000        118,275
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37              205,000        211,578
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19          118,000        130,685
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub.
Nts., 4/15/15 (2)                                                160,000        160,401
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                  192,000        219,120
Woodside Finance Ltd., 4.50% Nts., 11/10/14 (2)                  251,000        267,842
                                                                           ------------
                                                                              1,777,934

FINANCIALS--36.8%

CAPITAL MARKETS--8.1%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
Nts., 8/15/19 (2)                                                310,000        331,532
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual
Nts. (4)                                                         200,000        196,000
Goldman Sachs Group, Inc. (The), 6.25% Sr. Nts., 2/1/41          250,000        257,708
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21 (2)         230,000        238,652
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F, 12/28/17        690,000        750,554
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20             102,000        110,664
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub.
Nts., 12/1/12                                                    105,000        107,422
UBS AG Stamford, CT, 2.25% Sr. Unsec. Nts., 8/12/13               25,000         25,426
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual
Nts. (4)                                                         178,000        179,780

                                                                           ------------
                                                                              2,197,738

COMMERCIAL BANKS--11.3%
Barclays Bank plc, 6.278% Perpetual Bonds (4)                    160,000        139,760
BNP Paribas SA, 5.186% Sub. Perpetual Nts. (2,4)                 220,000        218,350
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts.,
4/15/37                                                          230,000        227,125
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (1)         530,000        521,388
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20              256,000        287,369
KeyCorp, 5.10% Sr. Unsec. Unsub. Nts., 3/24/21                   244,000        250,586

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ----------   ------------
COMMERCIAL BANKS CONTINUED

Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20 (2)      $  271,000   $    277,203
Standard Chartered plc, 6.409% Jr. Unsec. Sub. Bonds,
1/29/49 (2)                                                      300,000        298,904
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
Series K (4)                                                     463,000        511,615
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                   311,000        345,510
                                                                           ------------
                                                                              3,077,810

CONSUMER FINANCE--1.3%
SLM Corp., 6.25% Sr. Nts., 1/25/16                               341,000        362,021

DIVERSIFIED FINANCIAL SERVICES--6.6%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts.,
1/5/21                                                           110,000        117,633
Citigroup, Inc., 6.875% Sr. Unsec. Bonds, 3/5/38                 350,000        396,941
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67 (1,2)      127,000        116,840
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds (4)         116,000        109,040
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (4)        585,000        644,995
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38         335,000        391,068
                                                                           ------------
                                                                              1,776,517

INSURANCE--8.5%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec.
Bonds, 5/1/40                                                     43,000         44,581

CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                             58,000         60,979
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                          272,000        288,319
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts.,
8/15/12 (2)                                                       95,000         99,525
Hartford Financial Services Group, Inc. (The), 5.25% Sr.
Unsec. Nts., 10/15/11                                            128,000        130,579
International Lease Finance Corp., 7.125% Sr. Sec. Nts.,
9/1/18 (2)                                                       215,000        232,200
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
4/20/67                                                          390,000        390,975
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts.,
9/17/20                                                          273,000        274,105
Metlife Capital Trust IV, 7.875% Jr. Sub. Bonds,
12/15/37 (3)                                                     100,000        112,880
Swiss Re Capital I LP, 6.854% Perpetual Bonds (2,4)              195,000        194,849
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub.
Nts., 3/15/16                                                    240,000        243,798
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37 (1,2)      228,000        237,120
                                                                           ------------
                                                                              2,309,910

REAL ESTATE INVESTMENT TRUSTS--1.0%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub.
Nts., 9/15/11                                                     13,000         13,273
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
Unsub. Nts., 4/1/12                                               16,000         16,575
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts.,
1/15/12                                                           12,000         12,312
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts.,
3/1/12                                                           101,000        102,970
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub.
Nts., 10/1/12 (2)                                                124,000        130,895
                                                                           ------------
                                                                                276,025

HEALTH CARE--3.0%
BIOTECHNOLOGY--0.8%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                   215,000        210,932

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                            ----------   ------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41           $   83,000   $     88,596
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40        227,000        226,818
                                                                         ------------
                                                                              315,414

PHARMACEUTICALS--1.0%
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40           210,000        203,375
Mylan, Inc., 6% Sr. Nts., 11/15/18 (2)                          80,000         82,300
                                                                         ------------
                                                                              285,675

INDUSTRIALS--3.7%

AEROSPACE & DEFENSE--0.8%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16         107,000        111,280
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18              103,000        115,103
                                                                         ------------
                                                                              226,383

COMMERCIAL SERVICES & SUPPLIES--0.2%
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts.,
1/15/12                                                         30,000         30,534
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts.,
8/15/11                                                         26,000         26,384
                                                                         ------------
                                                                               56,918

INDUSTRIAL CONGLOMERATES--1.7%
General Electric Capital Corp., 6.375% Unsec. Sub.
Bonds, 11/15/67                                                436,000        454,530

MACHINERY--0.4%
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17 (2)                  100,000        107,500

PROFESSIONAL SERVICES--0.4%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20 (2)              107,000        109,675

ROAD & RAIL--0.2%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                       46,000         45,565

INFORMATION TECHNOLOGY--3.7%

COMMUNICATIONS EQUIPMENT--1.8%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                  216,000        227,725
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts.,
3/15/41                                                        157,000        160,643
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                     95,000         98,278
                                                                         ------------
                                                                              486,646

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                202,000        229,010

SOFTWARE--1.1%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20          299,000        285,908

MATERIALS--5.5%

CHEMICALS--2.5%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                  173,000        183,168
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                          186,000        188,249
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                   95,000        110,319
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts.,
5/1/18                                                          97,000        109,731
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec.
Unsub. Nts., 12/1/40                                            71,000         72,485
                                                                         ------------
                                                                              663,952

CONTAINERS & PACKAGING--1.5%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                     105,000        114,975
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33 (2)                            80,000         80,809

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                            ----------   ------------
CONTAINERS & PACKAGING CONTINUED
7.875% Sr. Nts., 6/15/17                                    $  191,000   $    215,951
                                                                         ------------
                                                                              411,735

METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                         174,000        192,060
Xstrata Canada Corp.:
6% Sr. Unsec. Unsub. Nts., 10/15/15                             81,000         90,277
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                          119,000        127,029
                                                                         ------------
                                                                              409,366

TELECOMMUNICATION SERVICES--5.7%

DIVERSIFIED TELECOMMUNICATION SERVICES--4.9%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                    205,000        217,335
British Telecommunications plc, 9.875% Bonds, 12/15/30         146,000        206,796
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series
P, 9/15/39                                                      95,000         96,310
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,
4/15/17                                                        102,000        111,053
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15            210,000        240,975
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub.
Nts., 6/18/19                                                  140,000        158,187
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub. Nts.,
4/27/20                                                        100,000        101,952
Telus Corp., 8% Nts., 6/1/11                                    13,000         13,076
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
2/15/38                                                        180,000        195,843
                                                                         ------------
                                                                            1,341,527

WIRELESS TELECOMMUNICATION SERVICES--0.8%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17             187,000        212,479

UTILITIES--4.9%

ELECTRIC UTILITIES--4.6%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 (2)       91,000         96,257
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts.,
8/15/39                                                        143,000        146,049
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts.,
8/15/13                                                        112,000        114,244
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12             109,000        114,582
Oncor Electric Delivery Co., 7% Debs., 9/1/22                  245,000        289,454
PPL WEM Holdings plc, 3.90% Sr. Unsec. Nts., 5/1/16 (2)        286,000        290,804
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19 (2)        150,000        192,919
                                                                         ------------
                                                                            1,244,309

GAS UTILITIES--0.3%
Florida Gas Transmission Co., 7% Sr. Unsec. Nts.,
7/17/12 (2)                                                     77,000         81,347
                                                                         ------------
Total Corporate Bonds and Notes (Cost $23,740,598)                         24,338,556

                                                              SHARES
                                                            ----------

INVESTMENT COMPANY--4.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.19% (5,6)
(Cost $1,326,921)                                            1,326,921      1,326,921

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

                                                                            VALUE
                                                                         ------------
Total Investments, at Value (Cost $26,543,558)                   100.1%    27,171,625

Liabilities in Excess of Other Assets                             (0.1)       (37,725)
                                                            ----------   ------------
Net Assets                                                       100.0%  $ 27,133,900
                                                            ==========   ============

Footnotes to Statement of Investments

* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,447,723 or 16.39% of the Fund's net assets as of April 29, 2011.

3. Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $231,155, which represents 0.85% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                              ACQUISITION                           UNREALIZED
SECURITY                                                         DATE         COST       VALUE     APPRECIATION
-----------------------------------------------------------   -----------  ----------  ----------  ------------
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18        2/23/11    $  116,094  $  118,275  $      2,181
Metlife Capital Trust IV, 7.875% Jr. Sub. Bonds, 12/15/37        3/4/11       108,476     112,880         4,404
                                                                           ----------  ----------  ------------
                                                                           $  224,570  $  231,155  $      6,585
                                                                           ==========  ==========  ============

4. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

5.    Rate shown is the 7-day yield as of April 29, 2011.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES
                                                              AUGUST 2, 2010
                                                              (COMMENCEMENT     GROSS       GROSS         SHARES
                                                              OF OPERATIONS)  ADDITIONS   REDUCTIONS  APRIL 29, 2011
                                                              --------------  ----------  ----------  --------------
Oppenheimer Institutional Money Market Fund, Cl. E                        --  12,297,422  10,970,501       1,326,921

                                                                                            VALUE       INCOME
                                                                                          ----------- ----------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $ 1,326,921 $   1,614

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                          LEVEL 3--
                                       LEVEL 1--       LEVEL 2--        SIGNIFICANT
                                      UNADJUSTED    OTHER SIGNIFICANT  UNOBSERVABLE
                                    QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                                    ------------   -------------------  ------------  -------------

ASSETS TABLE
INVESTMENTS, AT VALUE:
Mortgage-Backed Obligations         $          --  $         1,506,148  $         --  $   1,506,148
Corporate Bonds and Notes                      --           24,338,556            --     24,338,556
Investment Company                      1,326,921                   --            --      1,326,921
                                    -------------  -------------------  ------------  -------------
Total Investments, at Value             1,326,921           25,844,704            --     27,171,625

OTHER FINANCIAL INSTRUMENTS:
Futures margins                             4,403                   --            --          4,403
                                    -------------  -------------------  ------------  -------------
Total Assets                        $   1,331,324  $        25,844,704  $         --  $  27,176,028
                                    -------------  -------------------  ------------  -------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                     $      (5,556) $                --  $         --  $      (5,556)
                                    -------------  -------------------  ------------  -------------
Total Liabilities                   $      (5,556) $                --  $         --  $      (5,556)
                                    -------------  -------------------  ------------  -------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF APRIL 29, 2011 ARE AS FOLLOWS:

                                                                                           UNREALIZED
                                                    NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                    BUY/SELL    CONTRACTS      DATE       VALUE       (DEPRECIATION)
--------------------------------------- --------  -----------  -----------  ------------  --------------
U.S. Treasury Nts., 2 yr.                    Buy           22      6/30/11  $  4,820,750  $       20,459
U.S. Treasury Nts., 5 yr.                   Sell           33      6/30/11     3,909,469         (47,580)
U.S. Treasury Nts., 10 yr.                   Buy           20      6/21/11     2,422,813          32,354
U.S. Treasury Long Bonds, 30 yr.            Sell            8      6/21/11       979,000         (13,742)
                                                                                          --------------
                                                                                          $       (8,509)
                                                                                          ==============

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

The Fund commenced operations August 2, 2010.

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

      COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

      CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

      INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended April 29, 2011, the Fund had an ending monthly average market value of $6,562,795 and $4,206,250 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The

                         Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS   April 29, 2011* (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 26,545,158
Federal tax cost of other investments            2,363,603
                                              ------------
Total federal tax cost                        $ 28,908,761
                                              ============
Gross unrealized appreciation                 $    751,430
Gross unrealized depreciation                     (133,472)
                                              ------------
Net unrealized appreciation                   $    617,958
                                              ============

                         Oppenheimer Corporate Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

  (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund (formerly Investment Grade Bond Fund)

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011